Provisions - Summary of Changes in Provisions (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	$ 237,851,125	$ 222,365,602
Increases	166,239,180	57,291,897
Uses	(111,455,052)	(41,806,374)
Ending balance	292,635,253	237,851,125
Labor and social security [member]
Disclosure of other provisions [line items]
Beginning balance	65,236,094	53,907,144
Increases	15,610,373	20,403,689
Uses	(33,037,975)	(9,074,739)
Ending balance	47,808,492	65,236,094
Environmental restoration [member]
Disclosure of other provisions [line items]
Beginning balance	119,005,448	109,845,604
Increases	113,543,802	10,542,174
Uses	(46,429,304)	(1,382,330)
Ending balance	186,119,946	119,005,448
Civil and others [member]
Disclosure of other provisions [line items]
Beginning balance	53,609,583	58,612,854
Increases	37,085,005	26,346,034
Uses	(31,987,773)	(31,349,305)
Ending balance	$ 58,706,815	$ 53,609,583